SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Share Based Payments Arrangements [Abstract]
Stock-based compensation expense
Stock-based compensation expense was composed as follows:

	Year ended December 31,
	2022	2021	2020
	(In thousands of US$)
Equity-settled share-based payment plans	2,021	2,817	1,340
Cash-settled share-based payment plans	3,528	2,377	1,057
Total share-based payments	5,549	5,194	2,397
Employees	5,549	5,192	2,301
Advisors	—	2	96
Total share-based payments	5,549	5,194	2,397

Changes in stock options issued
The table below summarizes the number and weighted average exercise prices (WAEP) relating to stock options issued under the Plan for employees during the year ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022		2021		2020
	Number	WAEP	Number	WAEP	Number	WAEP
Options at beginning of year	5,227,099	6.7	3,620,737	6.0	2,283,130	4.6
Options granted	1,882,046	4.0	1,980,828	7.5	2,004,410	7.9
Options exercised	(20,152)	5.5	(211,582.0)	0.5	-	-
Options forfeited	(923,438)	7.8	(162,884)	7.1	(666,803)	7.0
Options outstanding at end of year	6,165,555	8.1	5,227,099	6.7	3,620,737	6.0
Options exercisable at end of year	3,665,582	4.9	2,494,059	4.9	1,594,238	3.7

Fair value measurement of the newly granted equity-settled share options
The following table lists the inputs to the Black-Scholes model used for the fair value measurement of the newly granted equity-settled share options for the above plans:

	Year ended December 31,
	2022	2021	2020
Weighted average fair value at the measurement date ($)	6.3	11.0	3.3
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	55.4	87.6	70.3
Risk-free interest rate (%)	2.0	1.1	0.4
Expected life of share options (years)	6.2	6.4	6.5
Weighted average share price ($)	3.2	4.2	1.9
Model used	B&S	B&S	B&S

Cash-settled share-based payment transactions
The following table presents the outstanding liabilities in respect of which the employee's right has vested by the reporting date:

	Year ended December 31,
	2022	2021
	(In thousands of US$)
Granted (units)	352,557	258,406
Phantom share fair value ($)	19.8	13.3
Total liabilities	6,963	3,434